Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Taxes
Uncertain tax positions	$ 0
Current portion of income tax expense (benefit)
U.S. federal	0
U.S. state	0
Deferred portion of income tax expense (benefit)
U.S. federal	0
U.S. state	0
Total income tax expense (benefit)	0
U.S. federal rate (as a percent)	(35.00%)
Reconciliation of the actual income tax benefit (provision) and the tax computed by applying the U.S. federal rate
Tax benefit from continuing operations	(29,374)	(2,214)
State tax benefit from continuing operations	(1,008)	(63)
Non-deductible expenses	384	168
Derivative expense	665
Change in valuation allowance	80,549	1,765
Non-controlling interest	1,475	247
AWP step-up	(52,625)
Other	(66)	(97)
Total income tax expense (benefit)	$ 0